Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In November 2017, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract, from an unrelated third party, the Navios Libra, a newbuilding Panamax vessel of 82,011 dwt, delivered on July 24, 2019. Navios Partners agreed to pay in total $5,540, representing a deposit for the option to acquire the vessel after the end of the fourth year, of which the first half of $2,770 was paid during the year ended December 31, 2017 and the second half of $2,770 was paid during the year ended December 31, 2018. As of December 31,2022, the total amount of $6,417, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On October 18, 2019, Navios Partners agreed to bareboat charter-in, under a ten-year bareboat contract each, from an unrelated third party, the Navios Amitie and the Navios Star, two newbuilding Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The vessels were delivered in Navios Partner’s fleet on May 28, 2021 and June 10, 2021, respectively. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charters. Navios Partners had agreed to pay in total $12,328, representing a deposit for the option to acquire the vessels after the end of the fourth year, of which $1,434 was paid during the year ended December 31, 2019, $10,034 was paid during the year ended December 31, 2020, and the remaining amount of $860 was paid upon the delivery of the vessels. As of December 31, 2022, the total amount of $13,576, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On January 25, 2021, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract each, from an unrelated third party, three newbuilding Capesize vessels of approximately 180,000 dwt each. Navios Partners has the options to acquire the vessels after the end of year four for the remaining period of the bareboat charters. Navios Partners agreed to pay in total $10,500, representing a deposit for the options to acquire the vessels after the end of the fourth year, of which $5,250, $1,750 and $1,750 was paid in August 2021, September 2022 and November 2022, respectively, and the remaining amount of $1,750 will be paid upon the delivery of the remaining vessel. On September 21, 2022 and on November 17, 2022, Navios Partners took delivery of the Navios Armonia and the Navios Azalea, respectively. For a detailed description of the above vessels under finance leases, refer to Note 11 – Borrowings, and Note 7 – Vessels, net, respectively. The remaining vessel is expected to be delivered into Navios Partners’ fleet during the first half of 2023. As of December 31, 2022, the total amount of $2,149, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On March 25, 2021, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners agreed to pay in total $3,500, representing a deposit for the option to acquire the vessel after the end of the fourth year of which $1,750 was paid in August 2021 and the remaining amount of $1,750 will be paid upon the delivery of the vessel. The vessel is expected to be delivered by the first half of 2023. As of December 31, 2022, the total amount of $2,089, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

On July 2, 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and first half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On August 13, 2021, the first installment of each vessel of $6,160, or $24,640 accumulated for the four vessels, was paid. In the second quarter of 2022, the aggregate amount of $12,320 in relation to the second instalment for two vessels, was paid. In the fourth quarter of 2022, the aggregate amount of $24,640 in relation to the second instalment for two vessels and the third instalment for the other two vessels, was paid. As of December 31, 2022, the total amount of $61,600 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

On October 1, 2021, Navios Partners exercised its option to acquire two 5,300 TEU newbuilding containerships, from an unrelated third party, for a purchase price of $61,600 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $18,480 in three installments for each vessel and the remaining amount of $43,120 for each vessel plus extras will be paid upon delivery of the vessel. On November 15, 2021, the first installment of each vessel of $6,160, or $12,320 accumulated for the two vessels, was paid. As of December 31, 2022, the total amount of $12,320 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In November 2021, Navios Partners agreed to purchase four 5,300 TEU newbuilding containerships (two plus two optional), from an unrelated third party, for a purchase price of $62,825 each. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2023 and in 2024. Navios Partners agreed to pay in total $25,130 in four installments for each vessel and the remaining amount of $37,695 plus extras for each vessel will be paid upon delivery of the vessel. In the first quarter of 2022, the aggregate amount of $12,565 in relation to the first installment of two vessels, was paid. In the second quarter of 2022, the aggregate amount of $18,848 in relation to the first installment of two vessels and the second installment of one vessel, was paid. In the third quarter of 2022, the amount of $6,282 in relation to the second installment of one vessel, was paid. In the fourth quarter of 2022, the amount of $6,283 in relation to the third installment of one vessel, was paid. As of December 31, 2022, the total amount of $43,978 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

Pursuant to a novation agreement dated January 28, 2022, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Panamax vessel, under a ten-year bareboat contract, from an unrelated third party. The vessel, Navios Meridian, has 82,010 dwt and was delivered in Navios Partners’ fleet on February 5, 2023. Navios Partners agreed to pay in total $6,860, of which $3,430 was paid in July 2021 and the remaining amount of $3,430 was paid in April 2022. In January 2022, Navios Partners declared its option to purchase the vessel. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease. Consequently, as of December 31, 2022, the Company has capitalized the installments paid by the owner-lessor to the yard, amounted to $6,860 and recognized an equal amounted liability presented under the caption “Other long-term liabilities” in the Consolidated Balance Sheets. As of December 31, 2022, the total amount of $13,720 (including installments of $6,860 paid by the owner-lessor to the yard) is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In April 2022, Navios Partners agreed to purchase four 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $58,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2024. Navios Partners agreed to pay in total $23,400 plus extras in four installments for each vessel and the remaining amount of $35,100 plus extras for each vessel will be paid upon delivery of each vessel. In the third quarter of 2022, the first installment of each vessel of $6,266, or $25,063 accumulated for the four vessels, was paid. As of December 31, 2022, the total amount of $25,063 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In June 2022, Navios Partners agreed to purchase two newbuilding liquified natural gas (LNG) dual fuel 7,700 TEU containerships, from an unrelated third party, for an amended purchase price of $115,510 each (original price of $120,610 each). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2024. Navios Partners agreed to pay in total $92,408 in four installments for each vessel and the remaining amount of $23,102 for each vessel will be paid upon delivery of the vessel. In the fourth quarter of 2022, the first installment of each vessel of $23,102, or $46,204 accumulated for the two vessels, was paid. As of December 31, 2022, the total amount of $46,204 is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In September, 2022, Navios Partners agreed to bareboat charter-in, under a 15-year bareboat contract, from an unrelated third party, one newbuilding Capesize vessel, of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of year four for the remaining period of the bareboat charter. Navios Partners agreed to pay in total $3,500, representing a deposit for the option to acquire the vessel after the end of the fourth year of which $1,750 was paid in September 2022 and the remaining amount of $1,750 will be paid upon the delivery of the vessel. The vessel is expected to be delivered by the first half of 2023. As of December 31, 2022, the total amount of $1,845, including expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In November 2022, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding vessels for a purchase price of $60,500 each (plus $4,158 in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2025. Navios Partners agreed to pay in total $24,200 plus extras in four installments for each vessel and the remaining amount of $36,300 plus extras for each vessel will be paid upon delivery of each vessel. As of December 31, 2022, no amount is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

In December 2022, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel has approximately 52,000 dwt and is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2025 and the first half of 2026. The closing of the transaction is subject to completion of customary documentation.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following commitments:

In September 2018, Navios Acquisition agreed to a 12-year bareboat charter-in agreement with de-escalating purchase options for the Baghdad and Erbil, two newbuilding Japanese VLCCs of 313,433 dwt and 313,486 dwt, respectively. On October 28, 2020, Navios Acquisition took delivery of the Baghdad. On February 17, 2021, Navios Acquisition took delivery of the Erbil. As of December 31, 2022, the total amount of $2,484 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In the first quarter of 2019, Navios Acquisition exercised its option to a 12-year bareboat charter-in agreement with de-escalating purchase options for the Nave Electron, a newbuilding Japanese VLCC of 313,239 dwt. On August 30, 2021, Navios Partners took delivery of the Nave Electron. As of December 31, 2022, the total amount of $1,957 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In the second quarter of 2020, Navios Acquisition exercised its option for the Nave Celeste, a newbuilding Japanese VLCC of 313,418 dwt under a 12-year bareboat charter agreement with de-escalating purchase options. On July 5, 2022, Navios Partners took delivery of the Nave Celeste. As of December 31, 2022, the total amount of $1,685 is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

As of December 31, 2022, an amount of $15,778 related to initial direct costs is presented under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.

As of December 31, 2022, the Company’s future minimum lease commitments under the Company’s charter-in contracts for undelivered vessels, are as follows:

Year	Amount
2023	$8,499
2024	13,579
2025	14,054
2026	18,657
2027	19,674
2028 and thereafter	190,171
Total	$264,634